Net debt - Schedule of balance sheet allocation of derivative balances (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 385	£ 429
Derivative financial liabilities	(1,437)	(1,293)
Financing derivatives	(1,052)	(864)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	329	363
Derivative financial liabilities	(1,314)	(1,119)
Financing derivatives	(985)	(756)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	56	66
Derivative financial liabilities	(123)	(174)
Financing derivatives	£ (67)	£ (108)